Organization and Principal Activities (Details Narrative)		12 Months Ended
	Oct. 13, 2017	Dec. 31, 2023	Sep. 30, 2019
The Paper [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interests percentage			1.00%
InfoUniversal Limited("InfoUniversal") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage		100.00%
InfoUniversal Limited("InfoUniversal") [Member] | Shanghai Quyun Internet Technology Co., Ltd. ("Quyun WFOE") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%
Exclusive Technology Support and Consulting Services Agreement between Jifen VIE's and Quyun WFOE [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Agreement expiration term	10 years
Agreement notice period	30 days
:Exclusive Option Agreement Among Jifen VIE, Quyun WFOE and Each of Jifen VIE Shareholders [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Agreement expiration term	10 years
Agreement notice period	30 days
Voting Rights Proxy Agreement Among Jifen VIEQuyun WFOE And Each Of Jifen VIE Shareholders [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Agreement expiration term	10 years
Agreement notice period	30 days
Agreement automatic renewal term	1 year
Loan Agreement between Quyun WFOE and Jifen VIE [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Maturity period of loan		10 years